united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

PSI All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 82.6%
	BOND FUNDS - 40.0%
60,997	iShares Short Treasury Bond ETF	$ 6,728,579
151,017	SPDR Barclays 1-3 Month T-Bill *	6,899,967
		13,628,546
	LARGE CAP GROWTH - 36.5%
11,041	ProShares Ultra QQQ	718,217
108,001	ProShares Ultra S&P 500	6,004,855
244,406	ProShares UltraShort S&P500 *	5,689,772
		12,412,844
	SMALL CAP GROWTH - 2.0%
8,905	ProShares Ultra Russell2000	664,758

	SPECIALTY FUNDS - 4.1%
10,711	SPDR Health Care Select Sector Fund	709,389
10,938	SPDR S&P Biotech ETF	680,891
		1,390,280

	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,942,387)	28,096,428

	SHORT-TERM INVESTMENTS - 14.6%
	MONEY MARKET FUND - 14.6%
4,960,852	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.10% **	4,960,852
	(Cost - $4,960,852)

	TOTAL INVESTMENTS - 97.2% (Cost - $32,903,239)(a)	$ 33,057,280
	OTHER ASSETS LESS LIABILITIES - NET - 2.8%	967,232
	NET ASSETS - 100.0%	$ 34,024,512

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,917,747 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 385,638
	Unrealized depreciation:	(246,105)
	Net unrealized appreciation:	$ 139,533

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 66.5%
	BOND FUNDS - 59.1%
110,000	AdvisorShares YieldPro ETF	$ 2,538,800
3,510	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	279,255
21,804	iShares 20+ Year Treasury Bond ETF	2,693,666
31,000	SPDR Barclays 1-3 Month T-Bill *	1,416,390
26,475	Vanguard Total International Bond ETF	1,401,322
		8,329,433
	SPECIALTY FUNDS - 7.4%
10,079	iShares iBoxx $ High Yield Corporate Bond ETF	839,480
12,245	ProShares VIX Short-Term Futures ETF *	209,145
		1,048,625

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,607,357)	9,378,058

	MUTUAL FUNDS - 23.1%
	ASSET ALLOCATION - 10.2%
78,125	Eaton Vance Global Macro Absolute Return Advantage Fund	777,344
59,441	Litman Gregory Masters Alternative Strategies Fund	659,790
		1,437,134
	BOND FUNDS - 9.4%
58,500	DoubleLine Total Return Bond Fund	640,000
26,000	Guggenheim - Macro Opportunities Fund - Institutional Shares	678,600
		1,318,600
	EQUITY FUND - 3.5%
39,200	Calamos Market Neutral Income Fund	495,104

	TOTAL MUTUAL FUNDS (Cost - $3,347,858)	3,250,838

	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUND - 8.3%
1,172,524	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.10% **	1,172,524
	(Cost - $1,172,524)

	TOTAL INVESTMENTS - 97.9% (Cost - $14,127,739)(a)	$ 13,801,420
	OTHER ASSETS LESS LIABILITIES - NET - 2.1%	294,341
	NET ASSETS - 100.0%	$ 14,095,761

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,313,739 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,455
	Unrealized depreciation:	(516,774)
	Net unrealized depreciation:	$ (512,319)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 73.2%
	BOND FUNDS - 38.8%
58,390	iShares Short Treasury Bond ETF	$ 6,441,001
135,608	SPDR Barclays 1-3 Month T-Bill *	6,195,930
		12,636,931
	LARGE CAP GROWTH - 29.6%
36,728	iShares Core S&P 500 ETF	7,077,853
13,261	SPDR S&P 500 ETF	2,541,204
		9,619,057
	SPECIALTY FUND - 4.8%
91,773	ProShares VIX Short-Term Futures ETF *	1,567,483

	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,238,440)	23,823,471

	SHORT-TERM INVESTMENTS - 12.3%
	MONEY MARKET FUND - 12.3%
4,006,401	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.10% **	4,006,401
	(Cost - $4,006,401)

	TOTAL INVESTMENTS - 85.5% (Cost - $28,244,841)(a)	$ 27,829,872
	OTHER ASSETS LESS LIABILITIES - NET - 14.5%	4,715,009
	NET ASSETS - 100.0%	$ 32,544,881

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,303,483 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 561
	Unrealized depreciation:	(474,172)
	Net unrealized depreciation:	$ (473,611)

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 55.4%
	BOND FUNDS - 14.2%
4,210	iShares 20+ Year Treasury Bond ETF	$ 520,103
12,240	iShares Short Treasury Bond ETF	1,350,195
		1,870,298
	LARGE CAP GROWTH - 19.4%
25,399	Direxion Daily S&P 500 Bear 3X Shares *	548,110
85,700	ProShares UltraShort S&P500 *	1,995,096
		2,543,206
	MID CAP GROWTH - 4.0%
2,091	SPDR S&P MidCap 400 ETF Trust	520,429

	SPECIALTY FUNDS - 17.8%
7,809	iShares iBoxx $ High Yield Corporate Bond ETF	650,412
1,725	iShares Nasdaq Biotechnology ETF	523,244
18,217	SPDR Barclays High Yield Bond ETF	649,618
31,156	SPDR S&P Metals & Mining ETF	520,928
		2,344,202

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,222,843)	7,278,135

	MUTUAL FUND - 20.2%
	ASSET ALLOCATION FUND - 20.2%
228,356	KCM Macro Trends Fund (Cost - $2,722,086)	2,658,069

	SHORT-TERM INVESTMENTS - 23.7%
	MONEY MARKET FUND - 23.7%
3,113,716	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.10% **	3,113,716
	(Cost - $3,113,716)

	TOTAL INVESTMENTS - 99.3% (Cost - $13,058,645)(a)	$ 13,049,920
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%	86,393
	NET ASSETS - 100.0%	$ 13,136,313

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,397,468 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 56,623
	Unrealized depreciation:	(404,171)
	Net unrealized depreciation:	$ (347,548)

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 91.5%
	BOND FUND - 49.5%
79,496	Guggenheim Enhanced Short Duration ETF	$ 3,978,775
9,119	iShares Core U.S. Aggregate Bond ETF	999,260
87,046	SPDR Barclays 1-3 Month T-Bill *	3,977,132
		8,955,167
	LARGE CAP GROWTH - 42.0%
19,343	iShares Core S&P 500 ETF	3,727,590
171,568	ProShares Short S&P500 *	3,861,995
		7,589,585

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,577,179)	16,544,752

	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUND - 8.4%
1,526,938	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.10% **	1,526,938
	(Cost - $1,526,938)

	TOTAL INVESTMENTS - 99.9% (Cost - $18,104,117)(a)	$ 18,071,690
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	9,118
	NET ASSETS - 100.0%	$ 18,080,808

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,188,092 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 48,667
	Unrealized depreciation:	(165,069)
	Net unrealized depreciation:	$ (116,402)

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price ("NOCP"). In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Funds' investments measured at fair value:

PSI All Asset *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 28,096,428	$ -	$ -	$ 28,096,428
Short-Term Investments	4,960,852	-	-	4,960,852
Total	$ 33,057,280	$ -	$ -	$ 33,057,280

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,378,058	$ -	$ -	$ 9,378,058
Mutual Funds	3,250,838	-	-	3,250,838
Short-Term Investments	1,172,524	-	-	1,172,524
Total	$ 13,801,420	$ -	$ -	$ 13,801,420

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 23,823,471	$ -	$ -	$ 23,823,471
Short-Term Investments	4,006,401	-	-	4,006,401
Total	$ 27,829,872	$ -	$ -	$ 27,829,872

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,278,135	$ -	$ -	$ 7,278,135
Mutual Funds	2,658,069	-	-	2,658,069
Short-Term Investments	3,113,716	-	-	3,113,716
Total	$ 13,049,920	$ -	$ -	$ 13,049,920

PSI Calendar Effects *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,544,752	$ -	$ -	$ 16,544,752
Short-Term Investments	1,526,938	-	-	1,526,938
Total	$ 18,071,690	$ -	$ -	$ 18,071,690

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 11/25/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 11/25/15